Share-based payments - Changes in the value of the DSUs liability (Details) - ElectraMeccanica Vehicles Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amount
Opening balance	$ 76,476
Closing balance	$ 250,694	$ 76,476
Deferred Stock Units
RSUs
Number of common share per award	1
Beginning balance, outstanding (in shares)	127,460	84,581
Number of DSUs exercised	(225,697)
Granted (in shares)	845,686	42,879
Ending balance, outstanding (in shares)	747,449	127,460
Amount
Opening balance	$ 76,476	$ 53,362
Issuance	394,253	96,003
DSUs exercised	(91,911)
Stock-based compensation expense	(128,123)	(72,889)
Closing balance	$ 250,695	$ 76,476